Long-Term Employee Benefit Liabilities - Company's Retirement Medical Benefits Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 729	$ 677
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	29	29
Interest cost	1	1
Actuarial losses and changes in actuarial assumptions	1
Benefits paid	(1)	(1)
Ending funded status – Plan deficit	30	29
Current liability	1	2
Non-current liability	29	27
Net amount	30	29
Unrecognized actuarial gains	6	11
Total accumulated other comprehensive income	6	11
Interest cost	1	1
Actuarial losses (gains)	(1)	(1)
Net periodic benefit cost		$ 0